Trade and Other Receivables, Net - Schedule of Trade and Other Receivables, Net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Receivables, Net [Abstract]
Trade receivables	$ 860,514	$ 972,036
Less: Allowance for credit losses	(66,007)	(67,580)
Net trade receivables	794,507	904,456
Other receivables	5,029	29,368
Total	$ 799,537	$ 933,824